COMMERCIAL PROPERTY REVENUE	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
COMMERCIAL PROPERTY REVENUE	COMMERCIAL PROPERTY REVENUE
The components of commercial property revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2025	2024	2023
Base rent	$3,136	$4,074	$3,999
Straight-line rent	(28)	(31)	16
Lease termination	56	31	34
Other lease income(1)	580	711	728
Other revenue from tenants(2)	959	1,176	1,152
Total commercial property revenue	$4,703	$5,961	$5,929
(1)Other lease income includes parking revenue and recovery of property tax and insurance expense from tenants.
(2)Consists of recovery of certain operating expenses and other revenue from tenants which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers.

The partnership leases properties under operating leases generally with lease terms of between 1 and 15 years, with options to extend. Minimum rental commitments under non-cancellable tenant operating leases are as follows:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Less than 1 year	$2,184	$2,857
1-5 years	6,619	8,496
More than 5 years	6,028	6,808
Total	$14,831	$18,161
INVESTMENT AND OTHER REVENUE
The components of investment and other revenue are as follows:

(US$ Millions) Years ended Dec. 31,	2025	2024	2023
Investment income	$185	$66	$274
Fee revenue	388	468	436
Interest income	59	148	179
Dividend income	168	77	66
Other	3	34	5
Total investment and other revenue	$803	$793	$960